Finance Receivables (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 tenant	Dec. 31, 2011
Credit Quality Of Finanace Receivables
Number of tenants	124
Net investments in direct financing leases (inclusive of amounts attributable to consolidated VIEs of $23,921 and $0, respectively)	$ 376,005	$ 58,000
Internally Assigned Grade1
Credit Quality Of Finanace Receivables
Number of tenants	3	8
Net investments in direct financing leases (inclusive of amounts attributable to consolidated VIEs of $23,921 and $0, respectively)	46,398	46,694
Internally Assigned Grade2
Credit Quality Of Finanace Receivables
Number of tenants	4	2
Net investments in direct financing leases (inclusive of amounts attributable to consolidated VIEs of $23,921 and $0, respectively)	49,764	11,306
Internally Assigned Grade3
Credit Quality Of Finanace Receivables
Number of tenants	8
Net investments in direct financing leases (inclusive of amounts attributable to consolidated VIEs of $23,921 and $0, respectively)	257,281
Internally Assigned Grade4
Credit Quality Of Finanace Receivables
Number of tenants	4
Net investments in direct financing leases (inclusive of amounts attributable to consolidated VIEs of $23,921 and $0, respectively)	22,562
Internally Assigned Grade5
Credit Quality Of Finanace Receivables
Number of tenants
Net investments in direct financing leases (inclusive of amounts attributable to consolidated VIEs of $23,921 and $0, respectively)	$ 0